Current and Non-Current Distinction - Summary of Current and Non-Current Distinction (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Assets:
Call loans and bills bought	¥ 1,881,880	¥ 1,872,209
Reverse repurchase agreements and cash collateral on securities borrowed	8,491,703	8,924,385
Financial assets at fair value through profit or loss	1,547,672	1,599,093
Investment securities:
Held-to-maturity investments	372,459	1,173,419
Available-for-sale financial assets	20,122,616	17,900,518
Loans and advances	85,129,070	95,273,845
Other financial assets	3,598,642	3,424,591
Liabilities:
Deposits	128,461,527	130,295,290
Call money and bills sold	1,190,929	2,088,020
Repurchase agreements and cash collateral on securities lent	12,022,593	9,424,506
Borrowings	10,652,481	12,245,943
Debt securities in issue	10,569,117	11,165,623
Other financial liabilities	6,691,042	7,201,137
Not later than one year [member]
Assets:
Call loans and bills bought	1,802,317	1,824,730
Reverse repurchase agreements and cash collateral on securities borrowed	8,418,341	8,851,521
Financial assets at fair value through profit or loss	205,525
Investment securities:
Held-to-maturity investments	92,033	792,357
Available-for-sale financial assets	5,034,184	2,042,240
Loans and advances	29,469,067	32,655,787
Other financial assets	3,490,685	3,307,191
Liabilities:
Deposits	123,901,761	125,254,104
Call money and bills sold	1,190,929	2,083,701
Repurchase agreements and cash collateral on securities lent	12,022,593	9,424,506
Borrowings	7,264,455	7,982,814
Debt securities in issue	3,356,401	4,628,884
Other financial liabilities	6,687,889	7,097,811
More than twelve months [Member]
Assets:
Call loans and bills bought	79,563	47,479
Reverse repurchase agreements and cash collateral on securities borrowed	73,362	72,864
Financial assets at fair value through profit or loss	1,342,147	1,599,093
Investment securities:
Held-to-maturity investments	280,426	381,062
Available-for-sale financial assets	15,088,432	15,858,278
Loans and advances	55,660,003	62,618,058
Other financial assets	107,957	117,400
Liabilities:
Deposits	4,559,766	5,041,186
Call money and bills sold		4,319
Borrowings	3,388,026	4,263,129
Debt securities in issue	7,212,716	6,536,739
Other financial liabilities	¥ 3,153	¥ 103,326